Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 17, 2012
Registrant Name	dei_EntityRegistrantName	MAINSTAY VP FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000887340
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 17, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 17, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012

VP Mid Cap Core Portfolio (Prospectus Summary): | VP Mid Cap Core Portfolio
MainStay VP Mid Cap Core Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Mid Cap Core Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Mid Cap Core Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Process Changes

The Investment Process section of the Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Mid Cap Core Portfolio (Prospectus Summary): | VP Mid Cap Core Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Mid Cap Core Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Mid Cap Core Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Mid Cap Core Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Investment Process Changes

The Investment Process section of the Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor, seeks to construct a broadly diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio's exposure to risk by diversifying the Portfolio's portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Common Stock Portfolio (Prospectus Summary): | VP Common Stock Portfolio
MainStay VP Common Stock Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Process Changes

The Investment Process section of the Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Common Stock Portfolio (Prospectus Summary): | VP Common Stock Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Common Stock Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Common Stock Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Common Stock Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

Investment Process Changes

The Investment Process section of the Prospectus is changed to read as follows:

Investment Process: Madison Square Investors LLC, the Portfolio's Subadvisor, seeks to construct a broadly-diversified portfolio across sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process while limiting exposure to risk. The Subadvisor seeks to control the Portfolio’s exposure to risk by diversifying the Portfolio’s portfolio over a large number of securities.

In unusual market conditions, the Portfolio may invest all or a portion of its assets in investment grade notes and bonds, cash and cash equivalents.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Portfolio, if better opportunities are identified, or if it determines the initial investment expectations are not being met.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

VP Balanced Portfolio (Prospectus Summary): | VP Balanced Portfolio
MainStay VP Balanced Portfolio

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Principal Investment Strategy Change

The last paragraph of the Equity Investment Process section of the Prospectus is changed to read as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2012
VP Balanced Portfolio (Prospectus Summary): | VP Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	MainStay VP Balanced Portfolio
Supplement Text	ck0000887340_SupplementTextBlock

MAINSTAY VP FUNDS TRUST

MainStay VP Balanced Portfolio

Supplement dated December 17, 2012 (“Supplement”)

to the Prospectus dated May 1, 2012, as supplemented

This Supplement updates certain information contained in the Prospectus for MainStay VP Balanced Portfolio (“Portfolio”), a series of MainStay VP Funds Trust (“Trust”). You may obtain copies of the Portfolio’s Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1-800-598-2019, or by writing to New York Life Insurance and Annuity Corporation, 51 Madison Avenue, New York, NY 10010. Please review this important information carefully.

At a meeting held on December 10-12, 2012, the Trust’s Board of Trustees, including the Independent Trustees, approved the following changes, effective February 28, 2013:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy Change
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The last paragraph of the Equity Investment Process section of the Prospectus is changed to read as follows:

The Portfolio seeks to construct a broadly-diversified portfolio across countries, sectors and industries using quantitative analysis to identify undervalued and overvalued securities. Investments are selected using an objective, disciplined and broadly-applied process, while seeking to limit exposure to risk.

Supplement Closing	ck0000887340_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.